Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience and market-specific or other relevant assumptions that it believes are reasonable under the circumstances. Assets and liabilities reported in the Company’s balance sheet and expenses and income reported are affected by estimates and assumptions, which are used for, but are not limited to, determining the fair value of assets and liabilities, including research and development expenses, common stock valuation, income tax uncertainties, and measurement of stock-based compensation expense. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts of the COVID-19 pandemic. Actual results could differ from such estimates or assumptions.

Concentration of Credit Risk and Other Risks and Uncertainties

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, and investments. The Company invests in U.S. Treasury securities. The Company maintains bank deposits in federally insured financial institutions and these deposits may exceed federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding its cash, cash equivalents, and investments to the extent recorded in the balance sheet. The Company has not experienced any losses on its deposits of cash, cash equivalents, and investments. The Company is subject to a number of risks similar to other early-stage biopharmaceutical companies, including, but not limited to, the need to obtain adequate additional funding, possible failure of current or future preclinical studies or clinical trials, its reliance on third parties to conduct its clinical trials, the need to obtain regulatory and marketing approvals for its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company’s product candidates, protection of its proprietary technology, and the need to secure and maintain adequate manufacturing arrangements with third parties. If the Company does not successfully commercialize or partner any of its product candidates, it will be unable to generate product revenue or achieve profitability.

Operating Segment

Operating Segment

The Company operates and manages its business as one reportable and operating segment, which is the business of designing and developing a pipeline of novel oral biologic product candidates to treat autoimmune, inflammatory, metabolic, and other diseases. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating and evaluating financial performance.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are held in accounts at financial institutions. Such deposits have and will continue to exceed federally insured limits in the foreseeable future. The Company considers all highly liquid investments purchased with original maturities of 90 days or less from the purchase date to be cash equivalents. Cash equivalents consist of amounts invested in money market funds exclusively composed of U.S. government obligations.

Restricted Cash

Restricted Cash

The Company has cash in a collateral account related to a letter of credit issued on behalf of the Company for the security deposit on the subleased property in South San Francisco. As of December 31, 2020, the collateralized cash in connection with the letter of credit was classified as restricted cash on the balance sheet based on the terms of the sublease agreement. The sublease term expires in May 2022 unless extended. Subsequent to December 31, 2020, the Company established a second collateral account related to a new lease it entered into. See Note 10, Subsequent Event.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the statements of cash flows (in thousands):

	As of December 31,
	2019	2020
Cash and cash equivalents	$12,727	$5,843
Restricted cash	108	108

Total cash, cash equivalents and restricted cash	$12,835	$5,951

Investments

Investments

The Company’s investments have been classified and accounted for as available-for-sale securities. Fixed income securities consist of U.S. Treasury securities. The specific identification method is used to determine the cost basis of fixed income securities sold. These securities are recorded on the balance sheets at fair value. Unrealized gains and losses on these securities are included as a separate component of accumulated other comprehensive income. The cost of investment securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in other income, net. The Company classifies its investments as short or long term primarily based on the remaining contractual maturity of the securities.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are presented at cost, net of accumulated depreciation. Depreciation is recorded using the straight-line method. Depreciation begins at the time the asset is placed in service. Maintenance and repairs are charged to expense as incurred and costs of major replacement or improvement are capitalized. The Company’s estimated useful lives of its property and equipment are as follows:

Laboratory and manufacturing equipment	5 years
Computer and office equipment	3 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates the carrying amount of its long-lived assets whenever events or changes in circumstances indicate that the assets may not be recoverable. An impairment loss is recognized when the remaining book value of an asset is not recoverable. There was no impairment of long-lived assets during the years ended December 31, 2020 and 2019.

Leases

Leases

The Company may enter into lease agreements that are classified as either operating or capital leases under Accounting Standards Codification (ASC) 840, Leases. The Company records rent expense on a straight-line basis over the life of the lease from the date that it obtains the legal right to use and control the leased space. In cases where there is a free rent period or future fixed rent escalations, the Company records a deferred rent liability. Deferred rent consists of the difference between cash payments and the rent expense recognized. Building improvements are capitalized as leasehold improvements and included in property and equipment in the balance sheet. Capital lease assets are recorded separately on the balance sheet at their carrying value, net of accumulated depreciation. Depreciation on capital lease assets is recorded using the straight-line method.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are charged to expense as incurred. Research and development expenses include personnel costs related to research and development activities, materials costs, external clinical drug product manufacturing costs, outside services costs, repair, maintenance and depreciation costs for research and development equipment, as well as facility costs for laboratory space used for research and development activities.

Accrued Research and Development Expenses

Accrued Research and Development Expenses

The Company records accruals for estimated costs of research, preclinical studies, clinical trials, and manufacturing development, within accrued expenses which are significant components of research and development expenses. A substantial portion of the Company’s ongoing research and development activities is conducted by third-party service providers, contract research organizations (CROs) and contract development and manufacturing organizations (CDMOs). The Company’s contracts with the CROs and CDMOs generally include fees such as initiation fees, reservation fees, costs related to animal studies and safety tests, verification run costs, materials and reagents expenses, taxes, etc. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts. The Company accrues the costs incurred under agreements with these third parties based on estimates of actual work completed in accordance with the respective agreements. The Company determines the estimated costs through discussions with internal personnel and external service providers as to the progress, stage of completion or actual timeline (start-date and end-date) of the services and the agreed-upon fees to be paid for such services.

If the actual timing of the performance of services or the level of effort varies from the estimate, the Company adjusts accrued expenses or prepaid expenses accordingly, which impact research and development expenses. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low in any particular period. To date, there have not been any material adjustments to the Company’s prior estimates of research and development expenses.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

The Company maintains an equity incentive plan as a long-term incentive for employees, consultants, and directors. The plan allows for the issuance of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock grants, and restricted stock units. As of December 31, 2020 and 2019, no stock appreciation rights, restricted stock grants, restricted stock units or performance-based awards were issued.

The Company accounts for stock-based compensation expense by measuring and recognizing compensation expense for all share-based payments made to employees and non-employees based on estimated grant-date fair values. The Company uses the straight-line method to allocate compensation cost to reporting periods over each recipient’s requisite service period, which is generally the vesting period. The Company recognizes actual forfeitures by reducing the stock-based compensation expense in the same period as the forfeitures occur.

The Company estimates the fair value of stock options granted to employees and non-employees using the Black-Scholes model. The Black-Scholes model requires the input of subjective assumptions, including expected volatility, expected dividend yield, expected term and the risk-free rate of return.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns subject to a determinable valuation allowance.

Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance that would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period when such determination is made. As of December 31, 2020 and 2019, the Company recorded a full valuation allowance on its deferred tax assets.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. It is the Company’s policy to classify interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Fair Value Measurement

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, or an exit price, in the principal or most advantageous market for that asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurement establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value.

The Company determined the fair value of financial assets and liabilities using the fair value hierarchy that describes three levels of inputs that may be used to measure fair value, as follows:

•	Level 1—Quoted prices in active markets for identical assets and liabilities;

•

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of December 31, 2020 and 2019, fair value measurements consisted mainly of cash equivalents and investments. The carrying amounts of these instruments approximate their fair value.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes net loss and other comprehensive income (loss) for the period. Other comprehensive income (loss) consists of unrealized gains on investments and amounts recognized for net realized gain included in net loss.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting, and filing fees directly related to the IPO, were capitalized and offset against proceeds from the IPO upon the completion of the offering. For the year ended December 31, 2019, $0.4 million of deferred offering costs were incurred. Upon completion of the IPO in June 2020, approximately $4.1 million of deferred offering costs were offset against the IPO proceeds classified in additional paid-in capital.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company (EGC) as defined in the JOBS Act and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts EGCs from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards.

Commitments and Contingencies

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded if and when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent Accounting Pronouncements and Recently Adopted Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2016, the FASB issued Accounting Standards Update (ASU) 2016-02, Leases (Topic 842) (ASU 2016-02), which for operating leases requires the lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments in its balance sheet. The guidance also requires a lessee to recognize single lease costs, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases. Additionally, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which offers a practical expedient for transitioning at the adoption date. In November 2019, the FASB issued ASU 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which extends the effective date of ASU 2016-02 for non-public business entities, including smaller reporting companies, to fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company will adopt the new guidance as of January 1, 2021. The Company has performed its assessment of the guidance and identified the population of contracts to be evaluated upon adoption. The Company believes that the most significant changes to the financial statements will relate to the recognition of right-of-use assets and offsetting lease liabilities in the balance sheet for operating leases. The impact on the balance sheet will be based on the population of operating leases at adoption and the incremental borrowing rate to be applied which is still being finalized.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements. The guidance contains improvements to the Codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the Disclosure Section of the Codification. The guidance also contains Codifications that are varied in nature and may affect the application of the guidance in cases in which the original guidance may have been unclear. For public business entities, the amendments in the ASU are effective for fiscal years beginning after December 15, 2020. For all other entities, the amendments are effective for annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. Early adoption is permitted. The Company does not expect the adoption of ASU 2020-10 to have a material impact on its financial statements.

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 eliminates certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. This ASU also includes guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for annual and interim periods in fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company adopted this ASU effective January 1, 2020 on a prospective basis. The adoption did not have a material impact on the Company’s financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework (Topic 820)—Changes to the Disclosure Requirements for Fair Value Measurement, which amended Accounting Standards Codification 820, Fair Value Measurement. This standard modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The Company adopted this ASU effective January 1, 2020. The adoption did not have a material impact on the Company’s financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The measurement of current expected credit losses (CECL) is based on historical experience, current conditions, and reasonable and supportable forecasts that affect collectability. ASU 2016-13 also eliminates the concept of “other-than-temporary” impairment when evaluating available-for-sale debt securities and instead focuses on determining whether any impairment is a result of a credit loss or other factors. An entity will recognize an allowance for credit losses on available-for-sale debt securities rather than an other-than-temporary impairment that reduces the cost basis of the investment. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. During the three months ended June 30, 2020, the Company elected to early adopt ASU 2016-13 effective January 1, 2020. The adoption did not have a material impact on the Company’s financial statements.